Accounting Policies, by Policy (Policies)	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Emerging growth company

Emerging growth company: The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups (“JOBS”) Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as to those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Use of estimates

Use of estimates: The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates. The Company’s most significant estimates and judgments involve valuation of share-based compensation, valuation of equity-classified stock purchase warrants, valuation of customer digital currency assets and liabilities, classification of gains and losses on settlement of related party liabilities, calculation for allowances for credit losses, the useful lives of long-lived assets, assumptions used in assessing impairment of long-lived assets, and valuation of deferred tax assets and the associated valuation allowances.

Segment reporting

Segment reporting: ASC 280, Segment Reporting (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is the chief executive officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM uses operating results as the primary measure to manage the business. The Company determined there are two operating and reportable segment based on the level at which the CODM reviews operating results, assesses performance and makes decisions regarding resource allocation. The general support services segment provides general support services to customers, including operational reporting and technical support infrastructure, website hosting and marketing solutions, accounting maintenance, risk monitoring services, new account processing and customer care and continued support and the financial services segment provides payment processing services to customers who submit requests to process a payment to a third party, often involving exchanging one fiat currency to another or to a digital asset as part of the transaction.

Cash and cash equivalents

Cash and cash equivalents: The Company considers all highly liquid instruments with a maturity date of three months or less at the time of purchase and money market accounts to be cash equivalents. The Company had no cash equivalents at September 30, 2024 and 2023. Cash and cash equivalents excludes customer legal tender, which is reported separately as customer custodial funds in the accompanying consolidated balance sheets. At September 30, 2024 and 2023, the Company’s cash balances by geographic area were as follows:

Country:	September 30, 2024		September 30, 2023
United States	$199	5.4%	$7,675	39.7%
United Kingdom	3,305	89.9%	11,469	59.4%
Malta	174	4.7%	174	0.9%
Total cash	$3,678	100%	$19,318	100%

Customer custodial funds and customer custodial cash liabilities

Customer custodial funds and customer custodial cash liabilities: Customer custodial funds represent restricted cash and cash equivalents maintained in segregated Company[1] bank accounts that are held for the exclusive benefit of customers and deposits in transit from financial institutions. Customer custodial cash liabilities represent the obligation to return cash deposits held by customers in the fiat wallets and unsettled fiat deposits and withdrawals. Deposits in transit represent settlements from third-party payment processors and banks for customer transactions. Deposits in transit are typically received within five business days of the transaction date. The Company establishes withdrawal-based limits in order to mitigate potential losses by preventing customers from withdrawing the digital asset to an external blockchain address until the deposit settles. Deposits in transit qualify as eligible liquid assets to meet regulatory requirements to fulfill the Company’s direct obligations under customer custodial cash liabilities. The Company restricts the use of the assets underlying the customer custodial funds to meet regulatory requirements and classifies the assets as current based on their purpose and availability to fulfill the Company’s direct obligations under custodial cash liabilities.

In accordance with regulations in the United Kingdom, and the terms of the principal license holder the Company operates under, the Company is able to extend credit to its customers. At the time the Company’s management designates customer custodial funds held in its United Kingdom bank account to be used to extend credit, the designated amount is re-classified as cash and cash equivalents and no longer classified as customer custodial funds on the Company’s consolidated balance sheets. The remaining assets underlying the customer custodial funds remain separately classified as such on the Company’s consolidated balance sheets. The Company identifies these customer custodial funds separately from corporate funds and maintain them in separate and non-interest bearing accounts.

Customer digital currency assets and liabilities

Customer digital currency assets and liabilities: At certain times, customers’ funds that are used to make payments on behalf of the customers, remain in the form of digital assets in the customers’ wallets at the digital asset trading platforms while the digital asset awaits final conversion and/or transfer to the customer’s payment final destination. These indirectly held digital assets, may consist of USDT (Stablecoin), Bitcoin, and Ethereum (collectively, “Customer digital currency assets”).

The Company safeguards customer digital currency assets for customers in digital wallets and portions of cryptographic keys necessary to access digital assets on The Company’s platform. The Company safeguards these assets and/or keys and is obligated to safeguard them from loss, theft, or other misuse. The Company records customer digital currency assets and liabilities, in accordance with Staff Accounting Bulletin 121, “Views of the staff regarding the accounting for obligations to safeguard crypto-assets an entity holds for platform users” (“SAB 121”). The Company maintains a record of all digital assets in digital wallets held on the Company’s platform as well as the full or a portion of private keys including backup keys, which are maintained on behalf of customers. For digital assets where the customer can transact without the involvement of the Company or digital assets where the Company does not maintain a private key or the ability to recover a customer’s private key or their digital assets, these balances are not recorded, as there is no related safeguarding obligation in accordance with SAB 121. The Company records the customer digital currency assets and liabilities, on the initial recognition and at each reporting date, at the fair value of the digital assets which it safeguards for its customers.

[1]	References to the Company are to Nukkleus and all of its 100% owned subsidiaries as presented on the financial statements as the disclosures are made at consolidated level and not subsidiary level

The Company is committed to securely storing all customer digital assets and cryptographic keys (or portions thereof) held on behalf of customers. The value of these safeguarded assets is recorded as customer digital currency liabilities and corresponding customer digital currency assets. As such, the Company may be liable to its customers for losses arising from theft or loss of private keys. The Company has no reason to believe it will incur any expense associated with such potential liability because (i) it has no known or historical experience of claims to use as a basis of measurement, (ii) it accounts for and continually verifies the amount of digital assets on its platform, and (iii) it has established security around private key management to minimize the risk of theft or loss. The Company has adopted a number of measures to safeguard digital assets it secures including, but not limited to, holding customer digital assets on a 1:1 basis and strategically storing custodied assets offline using the Company’s cold storage process. The Company also does not reuse or rehypothecate customer digital assets nor grant security interests in customer digital assets, in each case unless required by law or expressly agreed to by the institutional customer. Any loss or theft would impact the measurement of the customer digital assets.

The Company classifies the customer digital currency assets and liabilities as current based on their purpose and availability to fulfill its direct obligations to its customers.

Fair value measurements

Fair value measurements: ASC 820, Fair Value Measurements (“ASC 820”), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows

●	Level 1 – Inputs based on unadjusted quoted market prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
●	Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar instruments in markets that are not active or for which all significant inputs are observable or can be corroborated by observable market data.
●	Level 3 – Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are both unobservable for the asset and liability in the market and significant to the overall fair value measurement.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Assets and liabilities measured at fair value are based on one or more of the following techniques noted in ASC 820:

●	Market approach: Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.
●	Cost approach: Amount that would be required to replace the service capacity of an asset (replacement cost).
●	Income approach: Techniques to convert future amounts to a single present value amount based upon market expectations (including present value techniques, option pricing, and excess earnings models).

The Company believes its valuation methods are appropriate and consistent with other market participants, however the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The Company’s financial instruments with a carrying value that approximates fair value consist of cash, customer custodial funds, due from affiliates, notes receivable – related parties, net, other current assets, accounts payable, customer custodial cash liabilities, due to affiliates, accrued expenses and other current liabilities, interest payable – related parties, and short-term borrowings due to their liquid or short-term nature or expected settlement dates of these instruments. If these financial instruments were recorded at fair value, they would be based on Level 1 inputs, except for short-term borrowings and notes receivable, related parties, net which would be based on Level 2 and Level 3 inputs, respectively.

The Company’s non-financial assets, such as intangible assets, and financial assets are adjusted to fair value when an impairment charge is recognized. The impairment charge recognized on non-financial assets that consist of acquired intangible assets is based on Level 3 inputs, including a comparison of the Company’s results with expectations and expectation for future profits. The impairment charge recognized of non-financial assets that consist of digital assets is based on Level 1 or Level 2 inputs, determined whether there is an active market for the digital asset at period end. The impairment charge recognized for financial assets that consist of investment in privately held equity securities is based on Level 3 inputs, including the global economic environment, adjustments for investment-specific developments and the rights and obligations of the securities the Company holds.

The Company’s financial instruments that are measured at fair value on a recurring basis consist of the customer digital currency assets and liabilities (see Note 13).

Related parties

Related parties: The Company considers parties to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation. The Company reviews the relationships of its vendors, customers, shareholders, and board members to determine whether there are any parties meet the criteria to be considered related. Any party that is deemed to be related to the Company is referred to as an “affiliate” or “related party” in these consolidated financial statements.

Due from affiliates and notes receivable – related parties, net

Due from affiliates and notes receivable – related parties, net: Due from affiliates and notes receivable – related parties, net are contractual rights to receive cash on demand or on fixed or determinable dates and are recognized as an asset on the consolidated balance sheets. Due from affiliates consist of amounts owed from affiliates of the Company for either services provided to the affiliate or expenses paid by the Company on behalf of the affiliate (see Note 17). Notes receivable – related parties, net consist of advances made to affiliates in exchange for a promissory note from the affiliate (see Note 17).

Other current assets

Other current assets: Other current assets primarily consists of escrow cash, security deposit, accounts receivable, interest receivable, other receivables and prepaid miscellaneous items. The Company expects all current assets to be collected and/or realized within the next 12 months.

Allowance for credit losses

Allowance for credit losses: The Company recognizes an allowance for credit losses based on expected credit losses on receivables in an amount equal to the estimated probable losses net of recoveries. The Company currently monitors financial conditions of the companies it has receivables from on a continuing basis. After considering current economic conditions and specific and financial stability of its receivables, an allowance for credit losses is maintained in the balance sheet at a level which management believes is sufficient to cover all probable future credit losses as of the balance sheet date based on specific reserves and an expectation of future economic conditions that might impact collectability. The Company’s policy is to write off past-due accrued interest receivable in a timely manner, and as such, the Company elected not to measure an allowance for credit losses for accrued interest receivable on notes receivables outstanding. Other receivables, due from affiliates and notes receivable – related parties, net are carried at amortized cost, net of allowances for credit losses. Amortized cost approximated book value as of September 30, 2024. After all reasonable attempts to collect a receivable have failed, the amount of the receivable is written off against the allowance. As of September 30, 2024 and 2023, the allowance for credit losses was $0 and $637,072 respectively.

Customer, Supplier, and Concentration Risk

Customer, Supplier, and Concentration Risk:

Cash: The Company’s cash and cash equivalents and customer custodial funds are potentially subject to concentration of credit risk. Cash and cash equivalents and customer custodial funds are primarily placed with financial institutions which are of high credit quality. The Company invests cash and cash equivalents and customer custodial funds primarily in highly liquid, highly rated instruments which are uninsured. The Company may also have corporate deposit balances with financial institutions which exceed the Federal Deposit Insurance Corporation insurance limit of $250,000. The Company has not experienced losses on these accounts and does not believe it is exposed to any significant credit risk with respect to these accounts. The Company also holds cash and digital assets at digital asset trading venues and performs a regular assessment of these venues as part of its risk management process. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts. At September 30, 2024, the Company’s customer custodial funds balance was not in excess of the federally-insured limits.

Customers: The Company performs ongoing credit evaluations of its customers to reduce credit risk, but determined risks associated with non-payment from its customers is limited due to short-term payment terms. One customer, who is also an affiliate of the Company, accounted for 35.7% and 96.2% of the Company’s total due from affiliates at September 30, 2024 and 2023, respectively, and 81.2% and 90.2% of the Company’s total revenues for the years ended September 30, 2024 and 2023, respectively. Two customers and one officer also accounted for 17.1%, 17.6% and 29.6% of the Company’s total due from affiliates at September 30, 2024.

Suppliers: One supplier, who is an affiliate of the Company, accounted for 94.6% and 86.8% of the Company’s total cost of revenues for the years ended September 30, 2024 and 2023, respectively. Reliance on a single supplier may negatively affect the Company’s ability to operate if the supplier’s services vary in reliability or quality, potentially harming results of operations.

Investments

Investments: The Company holds equity investments in privately held companies without readily determinable fair values. The Company makes a determination upon entering into an arrangement whether an entity in which an investment is made is considered a variable interest entity (“VIE”). The investments in privately held companies are re-evaluated on an ongoing basis. As of September 30, 2024 and 2023, there were no VIEs required to be consolidated in our consolidated financial statements because the Company does not have a controlling financial interest in any of the VIEs in which it has invested nor is the Company the primary beneficiary. These investments are accounted for under either the equity method or as equity investments without readily determinable fair value, depending on the circumstances.

Investments where the Company (1) holds less than 20% ownership in the entity, and (2) does not exercise significant influence are recorded at cost and adjusted for observable transactions for same or similar investments of the same issuer (referred to as the measurement alternative) or impairment (see Note 7). Investments where the Company (1) holds between 20% and 50% ownership in the entity, and (2) does not control, but over which it does exert significant influence are recorded at cost and adjusted for the company’s share of operating results, capital contributions and distributions (referred to as the equity method).

The Company’s equity method investment is associated with the acquisition of 50.0% of the issued and outstanding ordinary shares of a privately held company during March 2022 which is a company developing a custody and settlement utility operating system. The Company has recognized impairment losses on this equity method investment in prior years, which reduced the carrying value of the equity method investment to zero.

As of September 30, 2024 and 2023, the total carrying value of investments in privately held companies determined to be VIEs was $0 and $391,217, respectively, and the amounts owed to the Company from the privately held companies was $0 and $95,274, respectively. The maximum exposure is the sum of the carrying value and amounts owed to the Company for the respective periods. The investments are classified as long-term investments.

Intangible assets, net

Intangible assets, net: Intangible assets primarily consists of acquired identifiable intangible assets and digital assets. Acquired identifiable intangible assets including trade names, regulatory licenses, and technology, are being amortized on a straight-line method over an estimated useful life of three to five years. Digital assets held by the Company, with no qualifying fair value hedge, are accounted for as intangible assets with indefinite useful lives, and are initially measured at cost. Digital assets accounted for as intangible assets are subject to impairment losses if the fair value of the digital assets decreases below the carrying value at any time during the period. The fair value is measured using the quoted price of the digital asset at the time its fair value is being measured in the Company’s principal market. The Company assigns costs to digital assets on a first-in, first-out basis.

Impairment of long-lived assets

Impairment of long-lived assets: In accordance with ASC 360, Impairment or Disposal of Long-Lived Assets (“ASC 360”), the Company reviews the carrying values of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. Based on the existence of one or more indicators of impairment, the Company measures any impairment of long-lived assets using the projected discounted cash flow method at the asset group level. The estimation of future cash flows requires significant management judgment based on the Company’s historical results and anticipated results and is subject to many factors. The discount rate that is commensurate with the risk inherent in the Company’s business model is determined by its management. An impairment loss would be recorded if the Company determined that the carrying value of long-lived assets may not be recoverable. The impairment to be recognized is measured by the amount by which the carrying values of the assets exceed the fair value of the assets.

The Company assessed its long-lived assets for any impairment and concluded that there were indicators of impairment on the following long-lived assets:

●	Investment accounted for under the measurement alternative – Impairment indicators were identified at September 30, 2024 and 2023 as a result of the investee’s continued operating results being significantly lower than forecasts, the global economic environment, and progression on meeting operating milestones. The Company calculated its estimated undiscounted cash flows to be less than the carrying amount related to the cost method investment, recognizing impairment losses of $391,217 and $6,210,783 for the difference for the years ended September 30, 2024 and 2023, respectively. The impairment loss recorded for the year ended September 30, 2024 reduced the carrying value of the cost method investment to $0.
●	Acquired identifiable intangible assets – Impairment indicators were identified at September 30, 2023 as a result of the Company’s operating results being significantly lower than forecasts. An impairment loss of $5,695,589 was recorded for the year ended September 30, 2023. The Company did not record any impairment charge for its acquired identifiable intangible assets for the year ended September 30, 2024 as there was no impairment indicator noted.
●	Digital assets – Impairment indicators were identified at September 30, 2023 as a result of the carrying value of the digital assets exceeding its fair value at period end. An impairment loss of $7,950 was recorded for the year ended September 30, 2023. The Company did not record any impairment charge for its digital assets for the year ended September 30, 2024 as there was no impairment indicator noted.

The assumptions used in the impairment analyses represent Level 3 inputs.

Note payable, loans payable – related parties, convertible notes payable

Note payable, loans payable – related parties, convertible notes payable: Debt issuance costs, including original issue discounts, will be recorded to debt discount, reducing the face amount of the note. Debt issuance costs will be amortized to interest expense over the contractual term of the respective debt obligation using the effective interest method. If a conversion of the underlying debt occurs, a proportionate share of the unamortized discount is immediately expensed.

The Company evaluates convertible notes payable in accordance with ASC 470, “Debt with Conversion and Other Options” (“ASC 470”) to determine if embedded conversion features present in the convertible instrument shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. Debt issuance costs are allocated proportionately to the debt host and conversion feature.

Gains and losses on extinguishment of liabilities

Gains and losses on extinguishment of liabilities: The Company recognizes gains and losses on extinguishment of liabilities, including accounts payable and debt obligations, with unrelated parties as the difference between the reacquisition price and the net carrying amount of the associated obligation, as a component of other expense (income), net in the consolidated statements of operations.

The Company classifies the gains and losses on extinguishment of liabilities with related partiesthe gain or loss on the extinguishment of each obligation with a related party as a reduction of capital in the accompanying statements of changes in stockholders’ deficit or as a component of other expense (income), net in the accompanying consolidated statements of operations and comprehensive loss based on the facts and circumstances of each extinguishment transaction.

Stock purchase warrants

Stock purchase warrants: The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing liabilities from equity (“ASC 480”), and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance, modification, and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance.

For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the liability classified warrants are recognized as a non-cash gain or loss on the accompanying consolidated statements of operations and comprehensive loss.

The Company assesses the classification of its common stock purchase warrants at each reporting date to determine whether a change in classification between equity and liability is required.

Revenue recognition

Revenue recognition: The Company determines revenue recognition from contracts with customers through the following steps:

●	Identify the contract, or contracts, with the customer
●	Identify the performance obligations in the contract
●	Determine the transaction price
●	Allocate the transaction price to the performance obligations in the contract
●	Recognize revenue when the company satisfies a performance obligation

Revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

General support services: General support services revenue represents support services provided to a customer, including operational reporting and technical support infrastructure, website hosting and marketing solutions, accounting maintenance, risk monitoring services, new account processing and customer care and continued support. These services represent multiple performance obligations that are combined into a single unit of accounting. Although the Company engages a third party to provision the general support services to the customer, the Company is primarily responsible for fulfilling the promise to provide the specified good or service. That is, the Company is a principal in transactions and presents revenue on a gross basis.

Judgment is required in determining whether the Company is the principal or the agent in the provision of general support services as the Company utilizes a third party to perform the general support services. The Company evaluates the presentation of revenue on a gross or net basis based on whether it is responsible for fulfilling the promise (gross) or whether the third party performing the services is responsible for fulling the promise to the Company’s customer (net). The Company is contractually obligated to provide the fulfillment software, technology, customer sales and marketing and risk management technology hardware and software solutions package to the customer and through a shareholder’s ownership of the third party contracted to perform the general support services, controls the services of its service provider necessary to legally transfer of the services to the customer. The Company sets the price of the general support services through an executed contract with the customer. As a result, the Company acts as the principal by providing the ongoing service support that enables its customers to conduct its business without interruption.

The Company considers its performance obligation satisfied and recognizes revenue over time as the general support services are rendered. The Company recognizes the full contracted amount each period with no deferred revenue. The Company recognizes revenue equal to the rate specified in the contract with the customer over the term specified in the contract.

Financial services: Financial services revenue represents transaction fees earned from customers which comprise a single performance obligation to provide payment services from one fiat currency to another or to digital assets as directed by a customer. That is, the Company is an agent in transactions and presents revenue for the fees earned on a net basis.

Judgment is required in determining whether the Company is the principal or the agent in financial services transactions. The Company evaluates the presentation of revenue on a gross or net basis based on whether it controls the asset provided before it is transferred to the customer or the customer’s beneficiary (gross) or whether it acts as an agent by arranging for other parties to provide the asset to the customer (net). The Company does not control the fiat currency or digital asset being provided before it is transferred to the customer or customer’s beneficiary, does not have inventory risk related to the fiat currency or digital asset, and is not responsible for the fulfillment of the fiat currency or digital asset. The Company also does not set the price for the fiat currency or digital asset as the price is a market rate established by users of the platform. As a result, the Company acts as an agent in facilitating the ability for a customer to transfer fiat currency or digital assets to itself or its beneficiary.

The Company considers its performance obligation satisfied at a point in time and recognizes revenue at the point in time the transaction completes. Contracts with customers are usually open-ended and can be terminated by either party without a termination penalty. Therefore, contracts are defined at the transaction level and do not extend beyond the service already provided.

The Company charges a fee at the transaction level. The transaction price, represented by the transaction fee, is calculated based on volume and varies depending on payment type and the value of the transaction. The transaction fee is collected from the customer at the time the transaction is executed. In certain instances, the transaction fee can be collected in digital assets, with revenue measured based on the amount of digital assets received and the fair value of the digital asset at the time of the transaction.  Prepayments, if any, received from customers prior to the services being performed are recorded as advances from customers. In these cases, when the services are performed, the appropriate portion of the amount recorded as advance from customers is recognized as revenue. There were no prepayments recorded at September 30, 2024 and 2023.

The Company has elected to apply the practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that would otherwise have been recognized is one year or less.

The following table summarizes revenues disaggregated by geography, based on domicile of the customers, as applicable:

	Years Ended September 30,
	2024	2023
Malta	$4,800,000	$19,200,000
Rest of the world[1]	1,113,461	2,097,642
	5,913,461	21,297,642
[1]	No other individual country accounted for more than 10% of total revenue.

Advertising

Advertising: Costs related to advertising are expensed as incurred. For the years ended September 30, 2024 and 2023, advertising costs amounted to $44,488 and $55,889, respectively, which was included as a component of operating expenses, on the accompanying consolidated statements of operations and comprehensive loss.

Stock-based compensation

Stock-based compensation: The Company measures and recognizes compensation expense for all stock-based awards granted to non-employees, including stock options, based on the grant date fair value of the award. The Company estimates the grant date fair value of each option award using the Black-Scholes option-pricing model. The model requires management to make a number of assumptions, including the fair value and expected volatility of the Company’s underlying common stock price, expected live of the option, risk-free interest rate and expected dividend yield. The fair value of the underlying stock is the fair value of the Company’s common stock on the date that the commitment for performance by the counterparty has been reached or the counterparty’s performance is complete. The fair value of the equity instrument is calculated and then recognized as compensation expense over the requisite service period.

The Company has elected to account for forfeitures of awards as they occur, with previously recognized compensation reversed in the period that the awards are forfeited.

Income taxes

Income taxes: The Company accounts for income taxes using the asset and liability method whereby deferred tax assets and liabilities are determined based on temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. A valuation allowance is established when management estimates that it is more likely than not that deferred tax assets will not be realized. Realization of deferred tax assets is dependent upon future pre-tax earnings, the reversal of temporary differences between book and tax income, and the expected rates in future periods.

The Company is required to evaluate the tax positions taken in the course of preparing its tax returns to determine whether tax positions are more likely than not of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The amount recognized is subject to estimate and management judgment with respect to the likely outcome of each uncertain tax position. The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount that is initially recognized. The Company recognizes interest and penalties related to income tax matters in general and administrative expense.

For U.S. federal tax purposes, digital asset transactions are treated on the same tax principles as property transactions. The Company recognizes a gain or loss when digital assets are exchanged for other property, in the amount of the difference between the fair market value of the property received and the tax basis of the exchanged digital assets. Receipts of digital assets in exchange for goods or services are included in taxable income at the fair market value on the date of receipt.

Foreign currency translation

Foreign currency translation: The Company’s consolidated financial statements are presented in the reporting currency of the U.S. dollar. Functional currencies of the Company and its wholly-owned subsidiaries is the local currency used in each entities primary economic environment, some of which are different than the reporting currency. Assets and liabilities of the Company are translated into the reporting currency using the exchange rate in effect at the balance sheet dates. Equity transactions are translated using the historical exchange rate in effect on the date of the transaction, except for the change in accumulated deficit during the year, which is the results of the operations translation process. Results of operations and cash flows are translated using the weighted average exchange rates in effect during the period. As a result, amounts relating to the assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the accompanying consolidated balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into the reporting currency are recorded as a component of comprehensive income (loss). For the years ended September 30, 2024 and 2023, the realized foreign currency exchange gain (loss) was $2,225 and ($27,470), respectively, and is included as a component of other (expense) income on the accompanying consolidated statements of operations and comprehensive loss. For the years ended September 30, 2024 and 2023, the unrealized foreign currency exchange gain was $8,956 and ($3,221), respectively, and is included as a component of other (expense) income on the accompanying consolidated statements of operations and comprehensive loss.

Remeasurement gains and losses from transactions that are not denominated in the functional currency are recorded as a component of other income in the consolidated statements of operations and comprehensive loss. Most of the Company’s revenue transactions are transacted in the functional currency of the Company. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

Comprehensive loss

Comprehensive loss: Comprehensive loss is comprised of net loss and all changes to the statements of equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the Company, comprehensive loss for the years ended September 30, 2024 and 2023 consisted of net loss and unrealized loss from foreign currency translation adjustment.

Net loss per share

Net loss per share: Basic earnings per share is computed by dividing net income by the weighted average number of common shares outstanding during the period, excluding the effects of any potential dilutive securities. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common share equivalents had been issued and if the additional common shares were dilutive. Earnings per share excludes all potential dilutive shares of common shares if their effect is anti-dilutive

For the years ended September 30, 2024 and 2023, potentially dilutive common shares consist of the common shares issuable upon the exercise of common stock options and warrants (using the treasury stock method) and the conversion of convertible notes payable. In a period in which the Company has a net loss, all potentially dilutive securities are excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact.

The following table summarizes the potentially dilutive securities excluded from the computation of diluted shares outstanding because the effect of including these potential shares was anti-dilutive:

	Years Ended September 30,
	2024	2023
Options to purchase common stock under Old Nukk equity incentive plan	15,538	15,538
Convertible notes payable that convert into common stock	467,400	-
Stock purchase warrants to acquire common stock	1,177,160	837,625
Total potentially dilutive securities	1,660,098	853,163

Reclassification

Reclassification: Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications have no effect on the previously reported financial position, results of operations and cash flows.

Recently issued accounting pronouncements, adopted

Effective October 1, 2023, the Company adopted the requirements of ASU 2016-13, Financial Instruments - Credit Losses (“Topic 326”) (“ASU 2016-13”), along with the subsequently issued guidance amending and clarifying various aspects of ASU 2016-13, using the modified retrospective method of adoption. In accordance with that method, the comparative periods’ information continues to be reported under the relevant accounting guidance in effect for that period. For the current period, the standard replaces the existing incurred credit loss model with the current expected credit losses model for financial instruments, including due from affiliates and notes receivables – related parties, net, through a cumulative-effect adjustment to accumulated deficit as of the beginning of the first reporting period in which the guidance is effective. Although the adoption of ASU 2016-13 did not have a material impact on the consolidated financial statements it represented a change in accounting policy with respect to the estimation of uncollectible accounts.

In August 2020, ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”), to simplify accounting for certain financial instruments. ASU 2020-06 reduces the number of accounting models for convertible debt instruments and convertible preferred stock and amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce from-over-substance-based accounting conclusions. The Company adopted ASU 2020-06 effective October 1, 2023, and the adoption of this guidance did not have a significant impact on the Company’s consolidated financial statements.

Recently issued accounting pronouncements, not yet adopted

ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”) incorporates several disclosure and presentation requirements currently residing in SEC Regulation S-X and S-K into the ASC. The amendments are applied prospectively and are effective when the SEC removes the related requirements from Regulation S-X and S-K. Any amendments the SEC does not remove by June 30, 2027 will not be effective. Early adoption is prohibited. The Company is currently evaluating the potential impact of this guidance on its disclosures.

ASU 2023-07, Segment Reporting – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), requires enhanced disclosures related to significant segment expenses and a description of how the chief operating decision maker utilizes segment operating profit or loss to assess segment performance. ASC 2023-07 is effective for fiscal years beginning after December 15, 2023 and for interim reporting periods starting after December 15, 2024, and is to be applied retrospectively. The Company is currently evaluating the impact, if any, adoption will have on its consolidated financial statements and disclosures.

ASU 2023-08, Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), requires entities that hold crypto assets to subsequently measure such assets at fair value with changes recognized in net income each reporting period. The guidance also requires crypto assets measured at fair value to be presented separately from other intangible assets on the balance sheet and changes in the fair value measurement of crypto assets to be presented separately on the income statement from changes in the carrying amounts of other intangible assets. ASU 2023-08 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-08 on October 1, 2024 and will apply the modified retrospective transition approach. While the Company is in the process of finalizing implementation, based on a preliminary assessment, the Company anticipates a nominal increase in fair value on digital assets held with the corresponding cumulative-effect adjustment recorded to the opening balance of retained earnings.

ASU 2023-09, Income Taxes (“ASU 2023-09”), requires disclosure of specific categories and disaggregation of information in the rate reconciliation table and expands disclosures related to income taxes paid. The new standard is effective for fiscal years beginning after December 15, 2024 and is to be applied prospectively. The Company is currently evaluating the impact, if any, adoption will have on its consolidated financial statements and disclosures.

ASU 2024-02, Codification Improvements-Amendments to Remove References to the Concepts Statements (“ASU 2024-02”) updates accounting standards for revenue recognition (ASC 606), lease accounting (ASC 842), and impairment of long-lived assets (ASC 360). ASU 2024-02 provides enhanced guidance for estimating variable consideration, accounting for contract modifications, determining lease terms, and simplifying impairment testing for long-lived assets. It also introduces increased disclosure requirements for financial instruments and derivatives. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact, if any, adoption will have on its consolidated financial statements and disclosures.

ASU 2024-03, Disaggregation of Income Statement Expenses (“ASU 2024-03”), requires public companies to disaggregate key expense categories, such as inventory purchases, employee compensation and depreciation in their financial statements. This aims to improve investor insight into company performance. ASU 2024-03 is effective for fiscal years beginning after December 15, 2024, and interim periods within fiscal years beginning after December 15, 2025, with early adoption permitted.